Loans and Borrowings - Disclosure of Detailed Information About changes in Loans And Borrowings Arising From Investing And Financing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in loans and borrowings arising from investing and financing activities
Beginning Balance	$ 264,049	$ 214,559
Repayment of Sprott loans and Short-term Loan		(131,211)
Modification gain and transaction costs on conversion of Mesquite Acquisition Credit Facility to Revolving Credit Facility		(1,804)
Debt component of convertible notes, net of deferred financing costs	124,622	123,942
Repayment of debt and accrued interest	(547,463)
Loss on extinguishment of debt		13,540
Debenture principal repayment settled by issuance of shares		(10,450)
Modification gain and transaction costs incurred on Credit Facility	(4,839)
Accretion and accrued interest	12,320	7,467
Ending Balance	545,241	264,049
Aurizona Construction Facility [Member]
Changes in loans and borrowings arising from investing and financing activities
Net of deferred financing costs		8,814
Short-term Loan [Member]
Changes in loans and borrowings arising from investing and financing activities
Net of deferred financing costs		19,600
Revolving credit facility [member]
Changes in loans and borrowings arising from investing and financing activities
Net of deferred financing costs		$ 19,592
Ending Balance	50,000
Credit Facility
Changes in loans and borrowings arising from investing and financing activities
Net of deferred financing costs	372,682
Leagold Mining Corporation [member]
Changes in loans and borrowings arising from investing and financing activities
Net of deferred financing costs	$ 323,870